Basis of Preparation and Significant Accounting Policies (Details) - Schedule of other standards and amendments	Dec. 31, 2022
Amendments to IAS 8 - Definition of Accounting Estimates [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of other standards and amendments [Line Items]
Effective for annual periods beginning on or after	Jan. 01, 2023
Amendzments to IAS 1 and IFRS Practice statement 2 [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of other standards and amendments [Line Items]
Effective for annual periods beginning on or after	Jan. 01, 2023
Amendments to IAS 41 - Taxation in fair value measurements [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of other standards and amendments [Line Items]
Effective for annual periods beginning on or after	Jan. 01, 2022
Amendments to IFRS 9 - Fees in the ’10 per cent’ test for derecognition of financial liabilities [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of other standards and amendments [Line Items]
Effective for annual periods beginning on or after	Jan. 01, 2022
Amendments to IFRS 1 - Subsidiary as a first-time adopter [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of other standards and amendments [Line Items]
Effective for annual periods beginning on or after	Jan. 01, 2022
Amendments to IAS 37 - Onerous Contracts: Costs of Fulfilling a Contract [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of other standards and amendments [Line Items]
Effective for annual periods beginning on or after	Jan. 01, 2022
Amendments to IAS 16 - Proceeds before Intended Use [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of other standards and amendments [Line Items]
Effective for annual periods beginning on or after	Jan. 01, 2022
Amendments to IFRS 3 - Reference to the Conceptual Framework [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of other standards and amendments [Line Items]
Effective for annual periods beginning on or after	Jan. 01, 2022
Amendments to IAS 1 - Classification of Liabilities as Current or Non-current [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of other standards and amendments [Line Items]
Effective for annual periods beginning on or after	Jan. 01, 2023
IFRS 17 - Insurance Contracts [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of other standards and amendments [Line Items]
Effective for annual periods beginning on or after	Jan. 01, 2023